Cryptocurrency receivable - Outstanding (Details) $ in Thousands	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 23, 2024 item	Sep. 27, 2024 item
Quantity
Bitcoins transferred to fixed term financial product (Note a) | item	100	100	100	100
Bitcoins prepaid for professional services | item		30
Bitcoin pledged for current portion of long-term loans | item	500	400
Bitcoin pledged for loan-term loans | item	400	200
Fair Value
Bitcoins transferred to fixed term financial product (Note a)	$ 8,783	$ 9,553
Bitcoins prepaid for professional services		2,859
Bitcoin pledged for current portion of long-term loans	43,916	38,113
Cryptocurrency receivable, current	52,699	50,525
Bitcoin pledged for loan-term loans	35,133	19,057
Cryptocurrency receivable, non-current	$ 35,133	$ 19,057